Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per share	$ 1.08	$ 0.98	$ 0.84
Issuance of treasury shares, shares	108